Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	68 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Mar. 01, 2019
Preferred Securities and Income SMA Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Fund
Account Value	$ 13,717	$ 13,717	$ 13,717	$ 13,717	$ 11,346	$ 11,073	$ 12,860	$ 11,593	$ 11,077	$ 10,000
Preferred Securities and Income SMA Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	20.90%	4.37%	5.73%
ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index
Account Value	$ 12,643	$ 12,643	$ 12,643	$ 12,643	10,415	10,211	12,275	11,359	10,900	10,000
Average Annual Return, Percent	21.40%	3.01%	4.22%
Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Blended Benchmark1
Account Value	$ 13,260	$ 13,260	$ 13,260	$ 13,260	11,181	10,720	12,488	11,649	11,030	10,000
Average Annual Return, Percent	18.59%	3.75%	5.10%
S&5 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 22,330	$ 22,330	$ 22,330	$ 22,330	$ 16,179	$ 14,689	$ 17,203	$ 12,037	$ 10,972	$ 10,000
Average Annual Return, Percent	38.02%	15.26%	15.22%